Interest expense and finance costs	12 Months Ended
Dec. 31, 2020
Interest expense and finance costs
Interest expense and finance costs

10.   Interest expense and finance costs

	For the years ended December 31
	2020	2019	2018
Interest incurred – debt	6,585,889	10,780,248	17,070,112
Interest incurred – finance leases	9,737,294	13,419,326	5,667,420
Amortization of deferred finance fees	1,765,271	2,023,279	2,400,621
Write-off of deferred finance fees in relation to refinancing	—	536,901	2,267,455
Swap Interest	79,701	—	—
	18,168,155	26,759,754	27,405,608